Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2018
Accrued liabilities and other liabilities
Accrued liabilities and other liabilities

13           Accrued liabilities and other liabilities

Accrued liabilities and other liabilities consist of the following:

	As of December 31,
	2017	2018
Current
Rebates payable to customers	3,257	2,209
VAT and other taxes payable	2,659	3,548
Security deposit received from customers	686	551
Accrued employee benefits	2,741	3,980
Accrued professional fees	4,167	3,359
Accrued marketing and hosting expense	1,831	1,342
Others	788	1,359
	16,129	16,348
Non-current
Deferred other income	—	673